Document and Entity Information	12 Months Ended
Dec. 31, 2012
Entity Registrant Name	BIOSANTE PHARMACEUTICALS INC
Entity Central Index Key	0001023024
Document Type	S-4
Document Period End Date	Dec. 31, 2012
Amendment Flag	false
Entity Filer Category	Accelerated Filer